Income Taxes (Details) - Schedule of effective tax rate and the statutory income tax rate (Parentheticals)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of effective tax rate and the statutory income tax rate [Abstract]
Income tax expense computed at an applicable tax rate	50.00%	25.00%